Retirement Plans (Schedule Of Asset Allocations And Weighted-Average Target Allocations) (Details)	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, actual plan asset allocations	100.00%	100.00%
Total, target	100.00%
Non-U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, actual plan asset allocations	100.00%	100.00%
Total, target	100.00%
Equity Securities [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, actual plan asset allocations	65.00%	66.00%
Equity Securities [Member] | Non-U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, actual plan asset allocations	55.00%	56.00%
Debt Securities [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, actual plan asset allocations	26.00%	26.00%
Debt Securities [Member] | Non-U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, actual plan asset allocations	32.00%	30.00%
Other Securities [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, actual plan asset allocations	9.00%	8.00%
Other Securities [Member] | Non-U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, actual plan asset allocations	13.00%	14.00%
Minimum [Member] | Equity Securities [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, target plan asset allocations	60.00%
Minimum [Member] | Equity Securities [Member] | Non-U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, target plan asset allocations	50.00%
Minimum [Member] | Debt Securities [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, target plan asset allocations	25.00%
Minimum [Member] | Debt Securities [Member] | Non-U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, target plan asset allocations	25.00%
Minimum [Member] | Other Securities [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, target plan asset allocations	3.00%
Minimum [Member] | Other Securities [Member] | Non-U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, target plan asset allocations	10.00%
Maximum [Member] | Equity Securities [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, target plan asset allocations	70.00%
Maximum [Member] | Equity Securities [Member] | Non-U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, target plan asset allocations	60.00%
Maximum [Member] | Debt Securities [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, target plan asset allocations	35.00%
Maximum [Member] | Debt Securities [Member] | Non-U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, target plan asset allocations	35.00%
Maximum [Member] | Other Securities [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, target plan asset allocations	10.00%
Maximum [Member] | Other Securities [Member] | Non-U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, target plan asset allocations	20.00%